Partners' Capital, Mezzanine Equity and Distributions (Paid in Kind Distributions Paid) (Details) - USD ($) $ in Thousands						3 Months Ended	12 Months Ended
	Nov. 14, 2018	Aug. 14, 2018	May 15, 2018	Feb. 14, 2018	Nov. 14, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Distribution Made to Limited Partner [Line Items]
Date Issued	Nov. 14, 2018	Aug. 14, 2018	May 15, 2018	Feb. 14, 2018	Nov. 14, 2017
Class A Convertible Preferred Stock Units
Distribution Made to Limited Partner [Line Items]
Number of Units (in units)	523,132	511,934	500,976	490,252	162,234	534,576	2,026,294	162,234
Total Amount	$ 17,635	$ 17,257	$ 16,888	$ 16,526	$ 5,469		$ 68,306	$ 5,469